Document and Entity Information	May 19, 2025
Cover [Abstract]
Entity Registrant Name	CONSOLIDATED EDISON INC
Amendment Flag	false
Entity Central Index Key	0001047862
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Incorporation State Country Code	NY
Entity File Number	1-14514
Entity Tax Identification Number	13-3965100
Entity Address, Address Line One	4 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	460-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	ED
Security Exchange Name	NYSE
Security 12b Title	Common Shares ($.10 par value)
Entity Emerging Growth Company	false